COMMITMENTS AND CONTINGENCIES - SCHEDULE OF COMPONENTS OF LEASE EXPENSE, OTHER INFORMATION AND CASH FLOWS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Fixed operating lease costs	$ 5,011	$ 2,693	$ 8,790	$ 5,063	$ 11,420	$ 5,422
Variable operating lease costs	1,374	704	2,452	1,427	3,009	1,078
Short-term lease costs	356	307	610	313	1,222	1,188
Total lease costs	$ 6,741	$ 3,704	$ 11,852	6,803	$ 15,651	$ 7,688
Weighted Average Remaining Lease Term and Discount Rate [Abstract]
Weighted-average remaining lease term	5 years 2 months 23 days		5 years 2 months 23 days		5 years 4 months 28 days	5 years 1 month 9 days
Weighted-average discount rate	6.21%		6.21%		7.02%	7.47%
Operating cash flows:
Payments for operating lease liabilities			$ 1,070	9,609	$ 12,781	$ 4,755
Supplemental cash flow data:
Lease liabilities arising from obtaining right-of-use assets			$ 31,693	$ 14,902	$ 25,958	$ 14,816